Share-based Compensation (Details 3) ¥ in Thousands		12 Months Ended
	Mar. 11, 2014 $ / shares shares	Dec. 31, 2015 CNY (¥) $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥) shares
Additional disclosures
Share-based compensation charge | ¥			¥ 1,193,945		¥ 4,249,548		¥ 261,173
Non-employees | RSUs
Number of Shares
Unvested at the beginning of the year (in shares) | shares			414,965		30,000
Granted (in shares) | shares			300,000		389,965		107,992
Vested (in shares) | shares			(237,779)		(5,000)		(77,992)
Unvested at the end of the year (in shares) | shares			477,186		414,965		30,000
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share)		$ 7.65		$ 3.96
Granted (in dollars per share)		12.94		7.89		$ 3.96
Vested (in dollars per share)		7.56		3.96		3.96
Unvested at the end of the year (in dollars per share)		$ 11.02		7.65		3.96
Additional disclosures
Share-based compensation charge | ¥			¥ 23,305		¥ 15,917		¥ 1,900
Unrecognized share-based compensation expense related to awards other than options | ¥		$ 33,635	¥ 33,635
Weighted-average period over which share-based compensation expense is expected to be recognized			5 years 3 months 18 days
Grant date fair value		$ 7.56		$ 3.96		$ 3.96
Founder | RSUs
Number of Shares
Granted (in shares) | shares	93,780,970
Weighted-Average Grant-Date Fair Value
Vested (in dollars per share)	$ 6.3
Additional disclosures
Share-based compensation charge | ¥					¥ 3,685,041
Grant date fair value	$ 6.3